Stradley Ronon Stevens & Young, LLP 100 Park Avenue Suite 2000 New York, NY 10017 Telephone 212.812.4124 Fax 646.682.7180 www.stradley.com

Jamie M. Gershkow

Partner

jgershkow@stradley.com

215.404.0654

1933 Act Rule 485(a)

1933 Act File No. 033-47287

1940 Act File No. 811-06637

April 8, 2022

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          The UBS Funds (the “Trust”)

File Nos. 033-47287 and 811-06637

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via EDGAR is Post-Effective Amendment/Amendment Nos. 152/153 to the Registration Statement on Form N-1A of the Trust (the “Amendment”). This Amendment is being filed for the purpose of registering a new class of shares, Class P2 shares, for the UBS Total Return Bond Fund (to be renamed UBS Multi-Income Bond Fund) and UBS U.S. Small Cap Growth Fund, and to make certain changes to the investment strategies of the UBS Total Return Bond Fund (to be renamed UBS Multi-Income Bond Fund), with the Registrant’s Registration Statement.

The Trust intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of:  (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and the statement of additional information.

Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number.

Very truly yours,

/s/ Jamie M. Gershkow
Jamie M. Gershkow

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